INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD	12 Months Ended
Dec. 31, 2022
Investments Accounted For Using Equity Method [Abstract]
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

8.    INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

The following table presents GFL’s investments accounted for using the equity method for the periods indicated:

	December 31, 2022	December 31, 2021
Investment in associates	$272.1	$—
Investment in joint ventures	54.5	—
	$326.6	$—

Associates

During the year ended December 31, 2022, GFL invested in associates, each of which GFL considers to be individually immaterial. GFL has accounted for these investments in associates using the equity method.

For the year ended December 31, 2022, GFL’s share of profit from continuing operations and total comprehensive income from associates is $21.1 million ($nil for the year ended December 31, 2021)

Joint ventures

During the year ended December 31, 2022, GFL invested in joint ventures, each of which GFL considers to be individually immaterial. GFL has accounted for these investments in joint ventures using the equity method.

For the year ended December 31, 2022, GFL’s share of loss from continuing operations and total comprehensive income from joint ventures is $0.4 million ($nil for the year ended December 31, 2021).